SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 13,240	$ 11,860
Accumulated depreciation	[1]	6,393	5,228
Property and equipment, net		6,847	6,632
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[1]	6,005	4,705
Finance lease		1,100	1,100
Accumulated depreciation for finance lease		600	500
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		328	304
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		200	198
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 6,707	$ 6,653

[1]	Laboratory equipment includes the finance lease (see Note 5) with a cost of $1.1 million as of December 31, 2021 and 2020. The related accumulated depreciation for the finance lease as of December 31, 2021 and 2020 was $0.6